Business Combination - Schedule of Assets and Liabilities (Details) - Total for all business combinations [member] $ in Thousands	Dec. 31, 2024 MXN ($)
Schedule of Assets and Liabilities [Line Items]
Current assets and others non-current assets	$ 2,885,952
Property, plant and equipment, net	1,957,784
Intangible assets	1,394,424
Current liabilities and non-current liabilities	(1,630,260)
Deferred income tax	(813,661)
Total identifiable assets acquired, and liabilities assumed	3,794,239
Goodwill	1,250,132
Total assets acquired, net	$ 5,044,371